Prepayments and Other Current Assets, net	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets, net
Prepayments and Other Current Assets, net
6.	Prepayments and Other Current Assets, net

The following is a summary of prepayments and other current assets, net (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Prepayment for royalties, revenue sharing cost	1,729,241	2,522,296
Interest receivable	2,271,944	1,934,920
Prepayments of content and marketing cost and other operational expenses	638,697	485,587
Prepayment for deductible value added tax and refundable subsidy	581,228	603,670
Bridge loans in connection with ongoing investments	27,369	13,196
Deposits	81,712	91,576
Employee advances	57,949	51,652
Advance to suppliers	43,820	40,852
Receivable within one year related to disposal of investments	512,367	529,051
Others	132,268	144,068
	6,076,595	6,416,868

As of December 31, 2023 and 2024, prepayments for royalties and revenue sharing cost mainly represented prepaid royalties or revenue sharing cost related to game distribution and operations of online games.

The amount of employee advances listed above included staff housing loan balances of RMB18.2 million and RMB12.1 million repayable within 12 months from December 31, 2023 and 2024 respectively (see Note 12). No advances were made directly or indirectly to the Group’s executive officers for their personal benefit for the years ended December 31, 2023 and 2024.